UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:  BlackRock Latin America Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.6%

Argentina — 2.0%
Globant SA(a)	24,000	$1,622,400
Pampa Energia SA — ADR(a)	24,000	855,600
YPF SA — ADR	75,200	1,229,520

		3,707,520

Brazil — 67.7%
AMBEV SA — ADR	1,400,500	6,736,405
Azul SA — ADR(a)(b)	86,000	2,601,500
B2W Cia Digital(a)	163,900	2,246,929
B3 SA — Brasil Bolsa Balcao	758,800	6,547,334
Banco Bradesco SA — ADR	1,404,500	17,443,890
Banco do Brasil SA	330,000	4,692,312
BB Seguridade Participacoes SA	368,000	3,133,933
Cia de Saneamento do Parana	50,000	1,014,614
Energisa SA	87,100	995,852
Eneva SA(a)	227,000	1,152,054
Fleury SA	348,600	2,129,526
Gerdau SA — ADR(b)	313,000	1,355,290
Iochpe-Maxion SA	242,000	1,482,973
Itau Unibanco Holding SA, Preference Shares — ADR	1,701,000	18,098,640
Klabin SA	120,000	611,647
Linx SA	222,000	1,821,189
Localiza Rent a Car SA	379,000	3,460,381
LOG Commercial Properties e Participacoes SA(a)	1	4
Lojas Renner SA	480,000	5,988,155
Magazine Luiza SA	35,000	1,718,428
MRV Engenharia e Participacoes SA	621,000	2,554,014
Petroleo Brasileiro SA — ADR	798,000	11,283,720
Petroleo Brasileiro SA — ADR(b)	441,000	7,188,300
Rumo SA(a)	848,000	4,568,765
Suzano Papel e Celulose SA	278,000	3,506,251
TIM Participacoes SA	575,100	1,955,264
TIM Participacoes SA — ADR	69,000	1,168,860
Vale SA — ADR	1,014,751	12,623,502

		128,079,732

Chile — 2.9%
Antofagasta PLC	283,000	3,235,236
SACI Falabella	288,000	2,312,168

		5,547,404

Mexico — 21.0%
America Movil SAB de CV, Class L — ADR	539,000	8,650,950
Arca Continental SAB de CV	414,000	2,407,932
Cemex SAB de CV — ADR(a)(b)	1,056,900	5,749,536
Corp. Inmobiliaria Vesta SAB de CV	893,000	1,250,613
Fibra Uno Administracion SA de CV	907,826	1,245,740
Fomento Economico Mexicano SAB de CV — ADR	77,700	7,072,254

Security	Shares		Value

Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR		4,000	$727,800
Grupo Aeroportuario del Sureste SAB de CV, Class B		41,000	741,708
Grupo Cementos de Chihuahua SAB de CV		164,100	901,243
Grupo Financiero Banorte SAB de CV, Series O		999,000	5,546,096
PLA Administradora Industrial S de RL de CV		363,000	517,860
Wal-Mart de Mexico SAB de CV		1,868,000	4,903,900

			39,715,632

Total Common Stocks — 93.6% (Cost — $125,915,142)			177,050,288

	Par (000)

Corporate Bonds — 0.1%

Brazil — 0.1%
Klabin SA:
7.25%, 06/15/20	BRL	22	113,573
1.00%, 06/15/22		12	61,154
Lupatech SA, 6.50%, 04/15/19(c)(d)		2,128	—

Total Corporate Bonds — 0.1% (Cost — $1,303,066)			174,727

	Shares

Preferred Stocks — 5.6%

Brazil — 5.6%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%		111,000	2,960,649
Cia Energetica de Minas Gerais, Preference Shares, 0.00%		656,000	2,491,117
Gerdau SA, Preference Shares, 0.00%		494,200	2,120,594
Lojas Americanas SA, Preference Shares, 0.00%		529,215	3,057,293

Total Preferred Stocks — 5.6% (Cost — $8,387,885)			10,629,653

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants — 0.0%

Brazil — 0.0%
Klabin SA (Expires 06/15/20)(c)	22,282	$—

Total Warrants — 0.0% (Cost — $—)		—

Total Long-Term Investments — 99.3% (Cost — $135,606,093)		187,854,668

Short-Term Securities — 6.4%

Short-Term Investment Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.26%(e)(g)	862,741	862,741

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series,
2.64%(e)(f)(g)	11,188,562	$11,190,800

Total Short-Term Investment Fund — 6.4% (Cost — $12,051,054)		12,053,541

Total Investments — 105.7% (Cost — $147,657,147)		199,908,209

Liabilities in Excess of Other Assets — (5.7)%		(10,746,159)

Net Assets — 100.0%		$189,162,050

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.
(g)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,756,487	(2,893,746)	862,741	$862,741	$9,290		$—	$—
SL Liquidity Series, LLC, Money Market Series	15,049,666	(3,861,104)	11,188,562	11,190,800	7,123	(b)	(3,130)	3,228

				$12,053,541	$16,413		$(3,130)	$3,228

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$3,707,520	$—	$—	$3,707,520
Brazil	128,079,732	—	—	128,079,732
Chile	2,312,168	3,235,236	—	5,547,404
Mexico	39,715,632	—	—	39,715,632
Corporate Bonds	—	174,727	—	174,727
Preferred Stocks	10,629,653	—	—	10,629,653
Short-Term Investment Fund	862,741	—	—	862,741

	$185,307,446	$3,409,963	$—	$188,717,409

Investments Valued at NAV(a)				11,190,800

				$199,908,209

(a)	As of January 31, 2019, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2019